THE NOTTINGHAM INVESTMENT TRUST II

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                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND
                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND
                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND
________________________________________________________________________________

                                   SUPPLEMENT
                   TO THE INSTITUTIONAL SHARES PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION

                            Dated September 30, 2005


This Supplement to the Institutional Shares Prospectus ("Prospectus") and the Statement of Additional Information ("SAI") each dated July 26, 2005 for The
Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund ("Funds"), each a series of The Nottingham Investment Trust II, updates the Prospectus and SAI to include additional information as described below. For further information, please contact the Funds toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Funds' Prospectus and SAI, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

o The following paragraph on page 13 of the Prospectus, under the section entitled "THE FUNDS: Disclosure of Portfolio Holdings" has been revised:

          "The Funds may, from time to time, make available portfolio holdings information at the following website, http://www.nottinghamco.com, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar month. To reach this information, click on "Mutual Funds" on the Main Menu and select "Fund Search" from the drop down menu. Then search for the Funds using key words such as "Brown." On the following page, select the link for one of the Funds. Under the section entitled "Portfolio Holdings," there is a link to the list of the Fund's complete portfolio holdings also entitled "Portfolio Holdings." This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI")."

     The paragraph now reads as follows:

          "The Funds may, from time to time, make available portfolio holdings information at the following website, http://www.nottinghamco.com, including the complete portfolio holdings as of the end of each calendar month. To reach this information, click on "Mutual Funds" on the Main Menu and select "Fund Search" from the drop down menu. Then search for the Funds using key words such as "Brown." On the following page, select the link for one of the Funds. Under the section entitled "Portfolio Holdings," there is a link to the list of the Fund's complete portfolio holdings also entitled "Portfolio Holdings." This information is generally posted to the website within three business days of the end of each calendar month and remains available until new information for the next calendar month is posted. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI")."

o The following table on page 27 of the Prospectus, under the section entitled "MANAGEMENT OF THE FUNDS: THE INVESTMENT ADVISOR" has been revised to reflect the addition of Mr. Martin J. Steinik to the Management Team for The Brown Capital Management International Equity Fund:

          "The Funds will be managed primarily by a portfolio management team consisting of the following:



---------------------- -------------- ------------------------------------------
                          Portfolio
        Fund(s)            Manager                   Work Experience
---------------------- -------------- ------------------------------------------
Balanced Fund          Management     The  three  funds  are  team-managed.  Mr.
Equity Fund            Team           Brown   is    founder,    President    and
Mid-Cap Fund                          controlling  shareholder  of the  Advisor.
                                      Mr. Brown has been with the Advisor  since
                                      its  inception  in 1983.  Calvin H. Baker,
                                      Maurice L. Haywood, and Stephon A. Jackson
                                      work   together  with  Mr.  Brown  in  the
                                      management  of the  Balanced  Fund and the
                                      Equity Fund.  Calvin H. Baker,  Maurice L.
                                      Haywood, Stephon A. Jackson, and Walton D.
                                      Pearson  work  together  with Mr. Brown in
                                      the  management  of the three  funds.  Mr.
                                      Baker,   Vice   President   and  Portfolio
                                      Manager/Analyst,  joined  the  Advisor  in
                                      August 2000.  Prior to this, Mr. Baker was
                                      a  Financial  Executive  at the  Wisconsin
                                      Energy  Corporation from September 1991 to
                                      June  2000.  From  September  1988 to July
                                      1991  he  also   served  as  a   Financial
                                      Executive    at    Economic    Development
                                      Corporation.  Mr. Haywood,  Vice President
                                      and Portfolio Manager/Analyst,  joined the
                                      Advisor in February  2000.  Prior to this,
                                      Mr.  Haywood was a Partner and  Investment
                                      Analyst at Holland Capital Management from
                                      November 1993 to January 2000. From August
                                      1987 to November  1993, Mr. Haywood was an
                                      Assistant Vice President at First National
                                      Bank  of  Chicago.   Mr.   Jackson,   Vice
                                      President and  Portfolio  Manager/Analyst,
                                      joined the Advisor in July 1997.  Prior to
                                      this, Mr.  Jackson was Portfolio  Manager/
                                      Director   of   Research  at  NCM  Capital
                                      Management  from  March 1994 to June 1997.
                                      From March 1993 to March 1994, Mr. Jackson
                                      was an Analyst at Putnam Investments.  Mr.
                                      Pearson,   Vice  President  and  Portfolio
                                      Manager/Analyst,  joined  the  Advisor  in
                                      February 2005.  Prior to this, Mr. Pearson
                                      was  a   Managing   Director   and  Senior
                                      Portfolio  Manager  at  Putnam  Investment
                                      from February  2003 to January 2005.  From
                                      April 1993 to February  2003, he served as
                                      Senior Vice President and Senior Portfolio
                                      Manager for Alliance Capital Management.
---------------------- -------------- ------------------------------------------
Small Company          Management     The  Fund is team  managed.  Mr.  Keith A.
Fund                   Team           Lee is a  Senior  Vice  President  and has
                                      been a  Portfolio  Manager of the  Advisor
                                      since 1991.  Prior to this,  Mr. Lee was a
                                      Vice  President at Nexus  Consulting  from
                                      June  1990 to  June  1991.  From  November
                                      1987  to  July   1988,   Mr.  Lee  was  an
                                      Investment   Representative   at  BT  Alex
                                      Brown.   Mr.  Lee  works  with  Robert  E.
                                      Hall,  Kempton  Ingersol,  Amy  Zhang  and
                                      Eddie C.  Brown in the  management  of the
                                      Fund.  Mr.  Hall,  Senior  Vice  President
                                      and Portfolio Manager/Analyst,  joined the
                                      Advisor  in  September   1993.   Prior  to
---------------------- -------------- ------------------------------------------

---------------------- -------------- ------------------------------------------
                          Portfolio
        Fund(s)            Manager                   Work Experience
---------------------- -------------- ------------------------------------------

                                      this,  Mr. Hall was an Investment  Advisor
                                      at the  Investment  Center from March 1990
                                      to  August   1993.   From  April  1983  to
                                      December  1989,  Mr.  Hall was an  Advisor
                                      and Portfolio  Manager for Emerging Growth
                                      Partners.  Mr.  Ingersol,  Vice  President
                                      and Portfolio Manager/Analyst,  joined the
                                      Advisor in March  1999,  but  assumed  his
                                      current  role  in  November   2000.   From
                                      March  1999  through   October  2000,  Mr.
                                      Ingersol    served   as   Brown    Capital
                                      Management's  Marketing  Director  in  the
                                      Texas  Region.  Prior to  that,  he was an
                                      Investment   Banker   at   Dain   Rauscher
                                      Incorporated   and  Grigsby   Brandford  &
                                      Company  from June 1997 to March  1999 and
                                      April  1994  to June  1997,  respectively.
                                      Ms.  Zhang,  Vice  President and Portfolio
                                      Manager/Analyst,  joined  the  Advisor  in
                                      December   2002.   Prior  to  joining  the
                                      Advisor,  Ms.  Zhang  was  an  analyst  at
                                      Epsilon  Investment   Management  LLC  and
                                      Templeton  from  June  1999  to  September
                                      2002  and  January   1998  to  June  1999,
                                      respectively.
---------------------- -------------- ------------------------------------------
International Equity   Management     The Fund is team  managed.  Mr. Edwin Lugo
Fund                   Team           is  a   Vice   President   and   Portfolio
                                      Manager/Analyst.  He joined the Advisor in
                                      February 2002. Prior to this, Mr. Lugo was
                                      a Vice  President at Templeton  Investment
                                      Council,  Inc.  from July 1996 to February
                                      2002.   Mr.  Lugo  works  with  Martin  J.
                                      Steinik in the management of the Fund. Mr.
                                      Steinik, Portfolio Manager/Analyst, joined
                                      the Advisor in August 2005. Prior to this,
                                      Mr.  Steinik was Vice President and Equity
                                      Analyst  at JP Morgan  from  April 2002 to
                                      August 2005. From July 2001 to April 2002,
                                      Mr.  Steinik  was  an  Equity  Analyst  at
                                      Morgan Stanley and from May 1994 to August
                                      1999,  he served as  Research  Anaylst for
                                      Templeton Investment Council, Inc.
---------------------- -------------- ------------------------------------------

o The following footnote has been added to the table on page 24 of the SAI, under the section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - Investment Advisor and Other Service Providers: Investment Advisor: Other Accounts Managed by Portfolio Managers:"

          "Note: Mr. Martin J. Steinik joined the Advisor in August 2005 as Portfolio Manager/Analyst for the International Equity Fund, thus no information as of March 31, 2005 was available for him."

o The following footnote has been deleted from the table page 24 of the SAI, under the section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - Investment Advisor and Other Service Providers: Investment Advisor: Other Accounts Managed by Portfolio Managers:"

          "**Mr. Pearson assists only in the management of the Mid-Cap Fund."

o The following paragraph on page 29 of the SAI, under the section entitled "DISCLOSURE OF PORTFOLIO HOLDINGS" has been revised:

          "The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the Funds' complete portfolio holdings as of the end of each calendar month. Each Fund will generally make this information available to the public at the http://www.nottinghamco.com within ten days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. Each Fund may also send this information to shareholders of that Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on that Fund's website."

     The paragraph now reads as follows:

          "The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including the Funds' complete portfolio holdings as of the end of each calendar month. Each Fund will generally make this information available to the public at http://www.nottinghamco.com within three business days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. Each Fund may also send this information to shareholders of that Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on that Fund's website."



          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________


                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________


                                   SUPPLEMENT
                      TO THE INVESTOR SHARES PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION

                            Dated September 30, 2005


This  Supplement  to the  Investor  Shares  Prospectus  for  The  Brown  Capital
Management Mid-Cap Fund ("Fund") dated July 26, 2005 ("Prospectus") and the Statement of Additional Information dated July 26, 2005 ("SAI") for The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund, each a series of The Nottingham Investment Trust II, updates the Prospectus and SAI to include additional information as described below. For further information, please contact the Funds toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The following paragraph on page 4 of the Prospectus, under the section entitled "THE FUND: Principal Investment Strategy: Disclosure of Portfolio Holdings" has been revised:

          "The Fund may, from time to time, make available portfolio holdings information at the following website, http://www.nottinghamco.com, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar month. To reach this information, click on "Mutual Funds" on the Main Menu and select "Fund Search" from the drop down menu. Then search for the Fund using key words such as "Brown." On the following page, select the link for "The Brown Capital Mgmt. Mid-Cap Fund Inv." Under the section entitled "Portfolio Holdings," there is a link to the list of the Fund's complete portfolio holdings also entitled "Portfolio Holdings." This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI")."

     The paragraph now reads as follows:

          "The Fund may, from time to time, make available portfolio holdings information at the following website, http://www.nottinghamco.com, including the complete portfolio holdings as of the end of each calendar month. To reach this information, click on "Mutual Funds" on the Main Menu and select "Fund Search" from the drop down menu. Then search for the Fund using key words such as "Brown." On the following page, select the link for "The Brown Capital Mgmt. Mid-Cap Fund Inv." Under the section entitled "Portfolio Holdings," there is a link to the list of the Fund's complete portfolio holdings also entitled "Portfolio Holdings." This information is generally posted to the website within three business days of the end of each calendar month and remains available until new information for the next calendar month is posted. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI")."

o The following footnote has been added to the table on page 24 of the SAI, under the section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - Investment Advisor and Other Service Providers: Investment Advisor: Other Accounts Managed by Portfolio Managers:"

          "Note: Mr. Martin J. Steinik joined the Advisor in August 2005 as Portfolio Manager/Analyst for the International Equity Fund, thus no information as of March 31, 2005 was available for him."

o The following footnote has been deleted from the table page 24 of the SAI, under the section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS - Investment Advisor and Other Service Providers: Investment Advisor: Other Accounts Managed by Portfolio Managers:"

          "**Mr. Pearson assists only in the management of the Mid-Cap Fund."

o The following paragraph on page 29 of the SAI, under the section entitled "DISCLOSURE OF PORTFOLIO HOLDINGS" has been revised:

          "The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the Funds' complete portfolio holdings as of the end of each calendar month. Each Fund will generally make this information available to the public at the http://www.nottinghamco.com within ten days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. Each Fund may also send this information to shareholders of that Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on that Fund's website."

     The paragraph now reads as follows:

          "The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including the Funds' complete portfolio holdings as of the end of each calendar month. Each Fund will generally make this information available to the public at http://www.nottinghamco.com within three business days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. Each Fund may also send this information to shareholders of that Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on that Fund's website."



          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------









                                       2